Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Summary of company's net deferred tax assets
For the years ended December 31, 2021 and 2020, the Company recorded current income tax expense of zero and $0.4 million, respectively. Significant components of the Company’s net deferred tax assets are summarized as follows
(in thousands):

	December 31, 2021	December 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$36,898	$29,829
Intangibles	3,565	3,875
Accrued compensation	1,284	325
Credits	7,107	6,252
Fixed assets	6	40
Other, net	74	96
Right-of-use liability	36	23

Deferred tax assets	48,970	40,440

Deferred tax liabilities:
Right-of-use asset	(35)	(19)

Deferred tax liabilities	(35)	(19)
Net deferred tax assets	48,935	40,421
Valuation allowance	(48,935)	(40,421)

Net deferred tax assets	$—	$—

Summary of reconciliation of the income tax computed at the federal statutory tax rate to the expense (benefit) for income taxes
A reconciliation of the income tax computed at the federal statutory tax rate to the expense for income taxes for the years ended December 31, 2021 and 2020 is as follows (in thousands):

	December 31, 2021	December 31, 2020
Tax at statutory rate	$3,318	$3,058
State income taxes, net of federal benefits	(1,853)	292
Change in valuation allowance	8,515	808
Uncertain tax positions	569	474
Gain on change in fair value of earn-out liability	(10,271)	—
Permanent differences and other	636	47
Capitalized R&D	510	(3,836)
Credits	(1,424)	(492)

Income tax expense	$—	$351

Summary of reconciliation of the beginning and ending amount of unrecognized tax benefit
A reconciliation of the beginning and ending amount of unrecognized tax benefits for 2021 and 2020, excluding interest and penalties, is as follows (in thousands):

	December 31, 2021	December 31, 2020
Balance at beginning of the year	$7,623	$7,068
Additions/(reductions) for tax positions - prior year	—	—
Increase related to current year positions	612	555

Balance at the end of the year	$8,235	$7,623